Inventories	12 Months Ended
Dec. 31, 2021
Disclosure Of Inventories Explanatory [Abstract]
Inventories
6.	INVENTORIES

	December 31, 2021	December 31, 2020

Ore stockpile	$26,411	$9,203

Rough diamonds	44,255	48,036

Supplies inventory	39,166	33,267

Total	$109,832	$90,506
Depreciation and depletion included in inventories at December 31, 2021 is $12,203 (2020 - $13,663).
The amount of inventory expensed approximates cost of sales with respect to production costs incurred, and the cost of acquired diamonds. Included in the production costs is a net realizable value adjustment for $Nil that was recognized against the rough diamond and ore stockpile inventory for the year ended December 31, 2021 (2020 - $17 million).
The write-down is included in the cost of sales in the statement of comprehensive income (loss) for the year ended December 31, 2020.
Included in inventories and production costs, for the year ended December 31, 2021 are the Company’s 49% share of payroll and employee benefits for staff of the GK Mine of $41,054 (2020 - $34,271).